Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 4,069	$ 2,920	$ 6,516
Other comprehensive income, net of tax:
Unrealized holding gain arising during the year, net of tax effect	3,348	8,443	431
Unrealized gain (loss) on derivatives, net of tax effect	113	(138)	(293)
Reclassification adjustment for gains included in net income, net of tax effect	(1,104)	(1,912)	(2,313)
Comprehensive income	$ 6,426	$ 9,313	$ 4,341